UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	May 14, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$781,659


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos                               03070Q101    12920   693500 SH       Sole                   675700             17800
Arris Group Inc                                 04269Q100    19951  1765600 SH       Sole                  1716000             49600
Assurant                                        04621X108    10935   270000 SH       Sole                   270000
Bally Technologies Inc                          05874B107    24116   515850 SH       Sole                   502950             12900
Brinker International                           109641100    28883  1048400 SH       Sole                  1020200             28200
Broadridge Financial                            11133T103    28400  1187800 SH       Sole                  1161900             25900
CACI International                              127190304    21836   350550 SH       Sole                   341050              9500
CareFusion Corp                                 14170T101     9464   365000 SH       Sole                   365000
Computer Sciences Corp                          205363104     6587   220000 SH       Sole                   220000
Covance Inc                                     222816100    10002   210000 SH       Sole                   210000
Cumberland Pharmaceut                           230770109     5426   723439 SH       Sole                   690439             33000
Energy Partners                                 29270U303    14146   851650 SH       Sole                   827850             23800
FMC Corp                                        302491303    50601   478000 SH       Sole                   465600             12400
First American Financial                        31847R102    19403  1166750 SH       Sole                  1135450             31300
HCC Insurance Holdings                          404132102    22427   719500 SH       Sole                   700900             18600
Haemonetics Corp                                405024100    19671   282300 SH       Sole                   274700              7600
Harte-Hanks Inc                                 416196103    14966  1653750 SH       Sole                  1609050             44700
Huntington Ingalls Ind                          446413106    21245   527950 SH       Sole                   514050             13900
Imation Corp                                    45245A107     5356   865300 SH       Sole                   843200             22100
Integrated Device Tech                          458118106    20707  2896100 SH       Sole                  2817400             78700
Interline Brands Inc                            458743101    13797   638450 SH       Sole                   618750             19700
L-3 Communications                              502424104     9200   130000 SH       Sole                   130000
Landec Corp                                     514766104     3704   567300 SH       Sole                   540300             27000
Legg Mason Inc                                  524901105     8658   310000 SH       Sole                   310000
LifePoint Hospitals                             53219L109    22777   577500 SH       Sole                   562400             15100
Lorillard Inc                                   544147101    12948   100000 SH       Sole                   100000
Lumos Networks                                  550283105     3246   301675 SH       Sole                   293725              7950
Magellan Health Svcs                            559079207    23844   488500 SH       Sole                   475400             13100
Matthews International                          577128101    10455   330450 SH       Sole                   321650              8800
Monster Worldwide Inc                           611742107    24368  2499300 SH       Sole                  2421500             77800
NCR Corp                                        62886E108    29725  1369200 SH       Sole                  1338300             30900
NTELOS Holdings                                 67020Q305     6238   301375 SH       Sole                   293425              7950
Navigators Group                                638904102     9665   204600 SH       Sole                   199400              5200
Oplink Communications                           68375Q403    13395   783350 SH       Sole                   761150             22200
PCTEL, Inc                                      69325Q105     2078   312500 SH       Sole                   297700             14800
Questar Corp                                    748356102    22997  1194050 SH       Sole                  1161850             32200
Schweitzer-Mauduit Intl                         808541106    14910   215900 SH       Sole                   210100              5800
Silicon Laboratories                            826919102    23663   550300 SH       Sole                   537500             12800
SkyWest Inc                                     830879102    10156   919100 SH       Sole                   894500             24600
Stage Stores                                    85254C305    14225   875900 SH       Sole                   852000             23900
StanCorp Finl Group                             852891100    15637   381950 SH       Sole                   371750             10200
Standard Parking Corp                           853790103     3648   177950 SH       Sole                   169750              8200
Strayer Education                               863236105    16200   171825 SH       Sole                   167175              4650
Sunoco Inc                                      86764P109     9538   250000 SH       Sole                   250000
Tech Data                                       878237106    21715   400200 SH       Sole                   389300             10900
Vascular Solutions                              92231M109     3497   324100 SH       Sole                   310000             14100
Volterra Semiconductor                          928708106    10221   297000 SH       Sole                   284200             12800
Websense Inc                                    947684106    15382   729350 SH       Sole                   709850             19500
World Acceptance                                981419104    27826   454300 SH       Sole                   442600             11700
eHealth Inc                                     28238P109    10668   654100 SH       Sole                   636400             17700
iShares Russell 2000 Value                      464287630      234     3200 SH       Sole                     3200